UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811 - 21579
Nuveen Floating Rate Income Opportunity Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/06
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Floating Rate Income Opportunity Fund (JRO) April 30, 2006

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (4)	Value

	Variable Rate Senior Loan Interests - 136.9% (84.2% of Total Investments) (2)

	Aerospace & Defense - 2.3% (1.4% of Total Investments)

$9,125	K&F Industries, Inc., Term Loan B	7.169%	11/18/12	B2	$9,254,748

	Airlines - 2.3% (1.4% of Total Investments)

1,125	United Air Lines, Delayed Term Loan, (5)	8.750%	2/01/12	B+	1,143,000
7,875	United Air Lines, Term Loan B, (5)	8.625%	2/12/12	B+	8,001,000

9,000	Total Airlines				9,144,000

	Auto Components - 3.8% (2.3% of Total Investments)

3,015	Accuride Corporation, Term Loan	6.938%	1/31/12	B+	3,056,917
5,486	Federal Mogul Corporation, Revolver, (5) (6)	6.517%	2/05/05	N/R	5,115,037
4,000	Goodyear Tire & Rubber Company, Second Lien Term Loan	7.954%	4/30/10	B2	4,061,250
1,000	Goodyear Tire & Rubber Company, Term Loan	3.764%	4/30/10	B3	1,010,179
2,000	Lear Corporation, Term Loan, WI/DD	TBD	TBD	B2	2,008,750

15,501	Total Auto Components				15,252,133

	Beverages - 1.3% (0.8% of Total Investments)

5,213	Dr Pepper/Seven Up Bottling Group, Inc., Term Loan B	6.929%	12/19/10	N/R	5,257,814

	Building Products - 4.0% (2.4% of Total Investments)

9,850	Nortek, Inc., Term Loan B	6.695%	8/27/11	B	9,940,807
2,967	Stile Acquisition Corporation, Canadian Term Loan	7.106%	4/08/13	B2	2,950,780
2,973	Stile Acquisition Corporation, Term Loan B	7.106%	4/08/13	B2	2,955,807

15,790	Total Building Products				15,847,394

	Capital Markets - 0.8% (0.5% of Total Investments)

3,000	Ameritrade Holdings Corporation, Term Loan	6.490%	12/31/12	BB	3,015,375

	Chemicals - 5.2% (3.2% of Total Investments)

4,406	Celanese Holdings LLC, Term Loan C	6.979%	4/06/11	B+	4,476,762
1,298	Headwaters Inc., Term Loan B	7.330%	4/30/11	B1	1,309,769
7,066	Huntsman International LLC, Term Loan	6.679%	8/16/12	BB-	7,114,126
1,272	Johnson Diversey, Delayed Draw Term Loan, (6)	2.000%	12/16/11	B+	6,093
7,920	Rockwood Specialties Group, Inc., Term Loan E	7.126%	7/30/12	B+	8,030,140

21,962	Total Chemicals				20,936,890

	Commercial Services & Supplies - 4.1% (2.5% of Total Investments)

2,812	Allied Waste North America, Inc., Letter of Credit	5.750%	3/21/12	B1	2,824,962
7,243	Allied Waste North America, Inc., Term Loan B	6.759%	1/15/12	B1	7,278,724
4,920	National Equipment Services, Inc., Term Loan	10.498%	8/17/10	B3	4,987,536
1,481	Workflow Management, Inc., Term Loan	9.126%	11/30/11	B2	1,484,953

16,456	Total Commercial Services & Supplies				16,576,175

	Communications Equipment - 1.3% (0.8% of Total Investments)

959	IPC Acquisition Corporation First Lien Term Loan	7.589%	8/05/11	B2	974,693
4,000	IPC Acquisition Corporation Second Lien Term Loan	12.090%	8/05/12	B-	4,081,666

4,959	Total Communications Equipment				5,056,359

	Containers & Packaging - 5.6% (3.5% of Total Investments)

1,000	Amscan Holdings Inc., Term Loan B	7.700%	12/23/12	B+	1,010,209
12,838	Graham Packaging Company, L.P., Term Loan B	7.108%	10/07/11	B	12,999,304
1,429	Graham Packaging Company, L.P., Term Loan C	9.250%	3/15/12	CCC+	1,465,179
611	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	2.350%	11/01/11	B+	620,212
4,376	Smurfit-Stone Container Corporation, Term Loan B	7.193%	11/01/11	B+	4,438,607
1,484	Smurfit-Stone Container Corporation, Term Loan C	7.125%	11/01/11	B+	1,505,770
466	Smurfit-Stone Container Corporation, Tranche C-1	7.125%	11/01/11	B+	472,509

22,204	Total Containers & Packaging				22,511,790

	Diversified Consumer Services - 1.0% (0.6% of Total Investments)

4,154	Alderwoods Group, Inc., Term Loan B-2	6.798%	9/29/08	B1	4,191,894

	Diversified Telecommunication Services - 3.7% (2.3% of Total Investments)

1,975	Intelsat, Ltd., Term Loan B	6.750%	7/06/11	B	1,994,134
8,500	Iowa Telecommunications Services, Inc., Term Loan B	6.689%	11/23/11	BB-	8,593,857
3,200	Qwest Corporation, Term Loan A	9.651%	6/30/07	Ba3	3,281,334
967	Valor Telecommunications Enterprises, LLC, Term Loan	6.763%	2/14/12	BB-	970,033

14,642	Total Diversified Telecommunication Services				14,839,358

	Electric Utilities - 2.1% (1.3% of Total Investments)

6,332	Allegheny Energy Supply Company, LLC, Term Loan C	6.342%	3/08/11	Ba2	6,352,396
1,980	Murray Energy Corporation, Term Loan C	12.625%	1/28/11	N/R	2,059,200

8,312	Total Electric Utilities				8,411,596

	Electronic Equipment & Instruments - 0.5% (0.3% of Total Investments)

2,000	Sensata Technologies B.V., Term Loan, WI/DD	TBD	TBD	B1	2,013,438

	Energy Equipment & Services - 0.3% (0.3% of Total Investments)

998	Petroleum Geo-Services, Term Loan	7.480%	12/15/12	B+	1,009,034

	Food & Staples Retailing - 2.5% (1.5% of Total Investments)

3,000	Dunkin’ Donuts Inc., Term Loan B	7.326%	3/01/13	B2	3,006,750
6,752	Jean Coutu Group, Inc., Term Loan B	7.625%	7/30/11	B2	6,821,749

9,752	Total Food & Staples Retailing				9,828,499

	Food Products - 3.4% (2.1% of Total Investments)

651	Dole Foods Company Inc., Deposit-Funded Commitment	4.920%	4/12/13	BB-	652,113
1,465	Dole Foods Company Inc., Term Loan B	6.808%	4/12/13	BB-	1,467,253
4,884	Dole Foods Company Inc., Term Loan C	6.724%	4/12/13	B+	4,890,844
6,500	Dole Holding Company, LLC, Term Loan	9.938%	7/21/10	B3	6,707,188

13,500	Total Food Products				13,717,398

	Health Care Equipment & Supplies - 0.5% (0.3% of Total Investments)

2,166	Kinetic Concepts Inc., Term Loan B-2	6.730%	8/11/10	Ba3	2,193,132

	Health Care Providers & Services - 11.2% (6.9% of Total Investments)

7,220	Community Health Systems, Inc., Term Loan	6.560%	8/19/11	BB-	7,297,730
5,707	Davita Inc., Term Loan B	6.933%	10/05/12	B1	5,775,719
6,000	Fresenius Medical Care AG & Co. KGaA, Term Loan	6.384%	3/31/13	BB	6,012,501
4,000	HealthSouth Corporation, Term Loan	8.150%	3/10/13	B2	4,048,928
5,404	IASIS Healthcare LLC, Term Loan B	7.264%	6/22/11	B+	5,481,429
1,042	LifePoint Hospitals Holdings, Inc., Term Loan B	6.185%	4/15/12	Ba3	1,048,854
14,821	Vanguard Health Holding Company, LLC, Replacement Term Loan	6.950%	9/23/11	B	15,026,721

44,194	Total Health Care Providers & Services				44,691,882

	Health Care Technology - 0.4% (0.3% of Total Investments)

1,328	Per-Se Technologies Inc., Term Loan	7.230%	1/06/13	B+	1,345,841

	Hotels, Restaurants & Leisure - 7.5% (4.6% of Total Investments)

3,000	24 Hour Fitness Worldwide, Inc., Term Loan B	7.850%	6/08/12	B	3,042,501
9,977	OpBiz, LLC, Term Loan A	7.990%	8/31/10	B-	9,777,296
13	OpBiz, LLC, Term Loan B (PIK)	8.990%	8/31/10	B-	12,843
1,990	Penn National Gaming, Inc., Term Loan B	6.662%	10/03/12	BB	2,018,296
7,636	Resorts International Hotel and Casino Inc., Term Loan B	8.980%	4/26/12	CCC+	7,732,430
1,282	Venetian Casino Resort, LLC, Delayed Draw Term Loan	6.730%	6/15/11	BB-	1,297,176
6,218	Venetian Casino Resort, LLC, Term Loan	6.730%	6/15/11	BB-	6,291,302

30,116	Total Hotels, Restaurants & Leisure				30,171,844

	Household Durables - 3.5% (2.1% of Total Investments)

7,673	Jarden Corporation, Term Loan	6.990%	1/24/12	B+	7,757,619
6,045	Sealy Mattress Company, Term Loan D	6.623%	4/06/12	B+	6,123,225

13,718	Total Household Durables				13,880,844

	Household Products - 2.5% (1.5% of Total Investments)

9,825	Prestige Brands, Inc., Term Loan B	7.235%	4/06/11	B+	9,957,601

	Insurance - 1.4% (0.8% of Total Investments)

5,445	Conseco, Inc., Term Loan	6.651%	6/22/10	BB-	5,494,849

	IT Services - 5.7% (3.5% of Total Investments)

12,804	Fidelity National Information Services, Term Loan B	6.602%	3/09/13	BB+	12,900,618
9,925	SunGard Data Systems Inc., Term Loan B	7.215%	2/11/13	B+	10,051,722

22,729	Total IT Services				22,952,340

	Machinery - 0.8% (0.5% of Total Investments)

3,232	Dresser-Rand Group, Inc., Term Loan	6.924%	10/10/10	B+	3,287,254

	Media - 27.2% (16.7% of Total Investments)

10,890	Alliance Atlantis Communications Inc., Term Loan C	6.479%	12/20/11	BB	10,983,017
1,995	AMC Entertainment Inc., Term Loan	7.114%	1/26/13	B+	2,017,444
2,500	American Lawyer Media, Inc., Second Lien Term Loan	10.729%	2/24/11	CCC	2,503,125
1,000	Blockbuster, Inc., Term Loan A, WI/DD	TBD	TBD	B-	998,681
991	Blockbuster, Inc., Term Loan B	8.732%	8/20/11	B-	992,383
9,000	Century Cable Holdings, LLC, Revolver, (5)	8.750%	10/25/10	N/R	8,715,002
7,500	Century Cable Holdings, LLC, Discretionary Term Loan, (5)	8.750%	12/31/09	N/R	7,327,500
13,953	Charter Communications Inc., Term Loan, WI/DD	TBD	TBD	B	14,027,037
4,988	Clear Channel Entertainment, Term Loan	7.230%	6/20/13	B+	5,009,320
2,000	HIT Entertainment Inc., Second Lien Term Loan	10.240%	2/24/13	CCC+	2,016,876
3,980	HIT Entertainment Inc., Term Loan B	7.170%	3/20/12	B	4,013,830
5,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	7.229%	4/08/12	B+	5,060,938
3,000	NextMedia Operating Inc., Second Lien Term Loan	9.410%	11/15/12	CCC+	3,069,999
10,863	Panamsat Corporation, Term Loan B-1	6.900%	8/20/11	Ba3	11,000,090
8,631	R. H. Donnelley Inc., Tranche D	6.441%	6/30/11	Ba3	8,676,557
4,950	Rainbow Media Holdings LLC, Term Loan	7.563%	3/31/12	Ba3	5,012,390
3,930	Regal Cinemas Corporation, Term Loan	6.479%	11/10/10	BB-	3,960,035
2,000	UPC Broadband Holding BV, Term Loan J2, WI/DD	TBD	TBD	B	2,017,916
2,000	UPC Broadband Holding BV, Term Loan K2, WI/DD	TBD	TBD	B	2,017,916
4,000	UPC Financing Partnership, Term Loan H2	7.330%	9/30/12	B	4,025,834
4,897	WMG Acquisition Corp., Term Loan	6.805%	2/28/11	B+	4,952,640

108,068	Total Media				108,398,530

	Metals & Mining - 0.9% (0.6% of Total Investments)

2,541	Amsted Industries Incorporated, Delayed Draw Term Loan, (6) (7)	2.000%	4/05/11	B1	(3,176)
3,557	Amsted Industries Incorporated, Term Loan B	7.002%	4/05/13	B1	3,608,091

6,098	Total Metals & Mining				3,604,915

	Multiline Retail - 0.5% (0.3% of Total Investments)

2,000	Sears Canada Inc., Term Loan	6.712%	12/15/12	BB+	2,025,000

	Multi-Utilities - 2.0% (1.2% of Total Investments)

1,485	NRG Energy Inc., Credit-Linked Deposit	6.979%	2/01/13	BB-	1,503,174
6,515	NRG Energy Inc., Term Loan	6.820%	2/01/13	BB-	6,592,960

8,000	Total Multi-Utilities				8,096,134

	Oil, Gas & Consumable Fuels - 4.0% (2.5% of Total Investments)

800	Coffeyville Resources LLC, Letter of Credit	7.400%	7/08/11	B1	812,250
1,191	Coffeyville Resources LLC, Term Loan B	7.503%	7/08/12	B1	1,209,260
5,625	El Paso Corporation, Deposit-Funded Commitment	4.290%	11/23/09	B3	5,690,624
8,213	El Paso Corporation, Term Loan	7.750%	11/23/09	B3	8,315,156

15,829	Total Oil, Gas & Consumable Fuels				16,027,290

	Paper & Forest Products - 4.2% (2.6% of Total Investments)

3,772	Boise Cascade Holdings, LLC, Term Loan D	6.750%	3/29/11	Ba3	3,824,628
7,980	Georgia-Pacific Corporation, Term Loan B	6.885%	12/20/12	BB-	8,033,614
4,000	Georgia-Pacific Corporation, Term Loan C	7.939%	12/23/13	B+	4,091,538
1,000	White Birch Paper Company, Second Lien Term Loan	12.480%	3/31/13	CCC+	1,001,875

16,752	Total Paper & Forest Products				16,951,655

	Pharmaceuticals - 0.7% (0.5% of Total Investments)

2,970	Talecris Biotherapeutics Inc., Term Loan B	8.022%	3/31/10	N/R	2,984,850

	Real Estate Management & Development - 8.9% (5.5% of Total Investments)

8,000	Capital Automotive LP., Term Loan	6.580%	12/16/10	BB+	8,074,601
11,771	LNR Property Corporation, Term Loan	7.831%	2/03/08	B2	11,880,109
4,536	LNR Property Corporation, Term Loan A	9.330%	2/03/08	B2	4,592,700
3,000	Promontory Club, Second Lien Term Loan	11.500%	8/31/11	B-	3,006,251
1,990	Promontory Club, Term Loan B	7.750%	8/31/10	B+	1,990,000
6,000	Trizec Properties Inc., Term Loan, WI/DD	TBD	TBD	Ba2	6,006,564

35,297	Total Real Estate Management & Development				35,550,225

	Road & Rail - 0.9% (0.5% of Total Investments)

521	Hertz Corporation, Delayed Draw Term Loan, (6)	2.250%	12/21/12	BB+	5,475
444	Hertz Corporation, Synthetic Term Loan	4.930%	12/21/12	BB+	449,509
3,027	Hertz Corporation, Term Loan	7.103%	12/21/12	BB	3,061,572

3,992	Total Road & Rail				3,516,556

	Software - 1.0% (0.6% of Total Investments)

3,955	Corel Corporation, First Lien Term Loan	10.000%	1/27/10	B3	3,975,180

	Specialty Retail - 2.7% (1.7% of Total Investments)

4,000	FGX International Inc., Term Loan B	8.930%	12/14/12	B	3,990,000
7,000	Toys “R” Us, Inc., Term Loan	7.826%	12/09/08	B-	7,012,033

11,000	Total Specialty Retail				11,002,033

	Textiles, Apparel & Luxury Goods - 3.7% (2.3% of Total Investments)

1,000	Burlington Coat Factory Warehouse Corporation, Term Loan	7.160%	5/28/13	B	998,750
13,608	Visant Holding Corporation, Term Loan C	7.068%	7/29/10	B+	13,792,046

14,608	Total Textiles, Apparel & Luxury Goods				14,790,796

	Trading Companies & Distributors - 2.5% (1.5% of Total Investments)

6,900	Ashtead Group Public Limited Company, Term Loan	6.500%	11/12/09	Ba3	6,980,085
3,000	Penhall, Term Loan	11.599%	11/01/10	N/R	3,037,500

9,900	Total Trading Companies & Distributors				10,017,585

$547,790	Total Variable Rate Senior Loan Interests (cost $544,121,910)				547,780,231

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Corporate Bonds - 21.1% (13.0% of Total Investments)

	Diversified Telecommunication Services - 4.0% (2.5% of Total Investments)

$5,000	Intelsat Subsidiary Holding Company Limited, Floating Rate Note, 4.875% plus six-month LIBOR	10.095%	1/15/12	B+	$5,100,000
10,000	Qwest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR	8.380%	6/15/13	BB	10,937,500

15,000	Total Diversified Telecommunication Services				16,037,500

	Food & Staples Retailing - 2.6% (1.6% of Total Investments)

10,000	Stater Brothers Holdings Inc., Floating Rate Note, 3.500% plus three-month LIBOR	8.630%	6/15/10	BB-	10,225,000

	Hotels, Restaurants & Leisure - 4.2% (2.6% of Total Investments)

3,785	MGM Mirage Inc.	9.750%	6/01/07	Ba3	3,945,863
8,315	Mirage Resorts	7.250%	10/15/06	BB	8,398,150
4,440	Park Place Entertainment	8.500%	11/15/06	BBB-	4,509,686

16,540	Total Hotels, Restaurants & Leisure				16,853,699

	Machinery - 3.3% (2.0% of Total Investments)

13,167	Navistar International Corporation, Series B	9.375%	6/01/06	BB-	13,241,064

	Media - 4.8% (2.9% of Total Investments)

18,000	Cablevision Systems Corporation, Floating Rate Note, 4.500% plus six-month LIBOR, Series B	9.720%	4/01/09	B+	19,125,000

	Semiconductors & Equipment - 1.3% (0.8% of Total Investments)

5,000	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR, 144A	10.630%	6/01/13	B	5,293,750

	Trading Companies & Distributors - 0.9% (0.6% of Total Investments)

3,000	Neff Rental LLC/Neff Finance Corporation, Series 144A	11.250%	6/15/12	B-	3,315,000

$80,707	Total Corporate Bonds (cost $82,152,585)				84,091,013

Shares	Description (1)	Value

	Investment Companies - 0.6% (0.4% of Total Investments)

369,650	ING Prime Rate Trust	$2,565,371

	Total Investment Companies (cost $2,516,171)	2,565,371

Shares	Description (1)	Value

	Warrants - 0.0% (0.0% of Total Investments)

26,182	Reliant Energy Inc.	$170,183

	Total Warrants (cost $184,678)	170,183

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments - 3.9% (2.4% of Total Investments)

$15,749	Repurchase Agreement with State Street Bank, dated 4/28/06, repurchase price $15,754,934, collateralized by $16,145,000, U.S. Treasury Bills, 0.000%, due 6/08/06, value $16,064,275	4.450%	5/01/06	$15,749,094

	Total Short-Term Investments (cost $15,749,094)			15,749,094

	Total Investments (cost $644,724,438) – 162.5%			650,355,892

	Other Assets Less Liabilities – (2.5)%			(10,030,550)

	Preferred Shares, at Liquidation Value – (60.0)%			(240,000,000)

	Net Assets Applicable to Common Shares – 100%			$400,325,342

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(5)	At or subsequent to April 30, 2006, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Position represents an unfunded Senior Loan commitment outstanding at April 30, 2006. At April 30, 2006, the Fund had unfunded Senior Loan commitments of $4,589,104.

(7)	Negative value represents unrealized depreciation on Senior Loan commitment at April 30, 2006.

WI/DD	Purchased on a when-issued or delayed delivery basis.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(PIK)	In lieu of cash payment, interest accrued on “Payment in Kind” investment increases principal outstanding.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2006, the cost of investments was $647,349,729.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

Gross unrealized:
Appreciation	$5,982,850
Depreciation	(2,976,687)

Net unrealized appreciation (depreciation) of investments	$3,006,163

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date June 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 28, 2006

*	Print the name and title of each signing officer under his or her signature.